JPMORGAN INSURANCE TRUST

(the “Trust”)

JPMorgan Insurance Trust Equity Index Portfolio

(All Share Classes)

Supplement dated September 15, 2014

to the Prospectus dated May 1, 2014, as supplemented

Upcoming Portfolio Manager Change. Dr. Bala Iyer will be retiring from J.P. Morgan Investment Management Inc. (“JPMIM”) on October 31, 2014. Dr. Iyer will continue to serve on the portfolio management team of the JPMorgan Insurance Trust Equity Index Portfolio (the “Portfolio”) until his retirement. As previously announced, the Board of Trustees of the Trust approved the liquidation of the Portfolio and the Portfolio is still scheduled to be liquidated on or about December 12, 2014.

Effective November 1, 2014, the portfolio manager information for the Portfolio in the sections titled “Management” in the Portfolio’s “Risk/Return Summary” and “The Portfolios’ Management and Administration — The Portfolio Managers” will be deleted in its entirety and replaced by the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Advisor
Michael Loeffler	2004	Executive Director

The Portfolio Managers

Equity Index Portfolio

The Portfolio management team is led by Michael Loeffler, Executive Director of JPMIM and a CFA charterholder. Mr. Loeffler has been a portfolio manager since 2004 and has been employed by JPMIM or predecessor firms since 1999 when he joined as an investment operations analyst.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMIT-914

JPMORGAN INSURANCE TRUST

(the “Trust”)

JPMorgan Insurance Trust Equity Index Portfolio

(All Share Classes)

Supplement dated September 15, 2014

to the Statement of Additional Information dated May 1, 2014, as supplemented

Upcoming Portfolio Manager Change. Dr. Bala Iyer will be retiring from J.P. Morgan Investment Management Inc. on October 31, 2014. Dr. Iyer will continue to serve on the portfolio management team of the JPMorgan Insurance Trust Equity Index Portfolio (the “Portfolio”) until his retirement. As previously announced, the Board of Trustees of the Trust approved the liquidation of the Portfolio and the Portfolio is still scheduled to be liquidated on or about December 12, 2014.

Effective November 1, 2014, all references to Bala Iyer and related information will be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-JPMIT-914